AVAILABLE-FOR-SALE INVESTMENTS (Details) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Aggregate fair value	¥ 682,252,159	¥ 360,187,885
Wealth management products
Debt Securities, Available-for-sale [Line Items]
Aggregate cost basis	680,000,000	360,050,000
Total OTTI recognized in OCI	0	0
Gross unrealized holding gains	2,252,159	137,885
Gross unrealized holding (losses)	0	0
Aggregate fair value	¥ 682,252,159	¥ 360,187,885